CAPITAL STRUCTURE (Details Narrative) - USD ($)							1 Months Ended									3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 21, 2024	Oct. 09, 2023	Apr. 03, 2023	Dec. 15, 2022	Jun. 07, 2022	May 02, 2022	Sep. 26, 2024	Dec. 29, 2023	Nov. 21, 2023	Jul. 20, 2023	Jan. 24, 2023	Dec. 19, 2022	Oct. 20, 2022	May 25, 2022	Feb. 28, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 22, 2024	Oct. 24, 2023	Jun. 30, 2023	Jun. 15, 2023	May 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized																							100,000,000	100
Preferred stock, shares outstanding																							0	0
Preferred stock, shares issued																							0	0
Preferred stock, shares authorized																100,000,000					100,000,000		100,000,000	100,000,000
Shares issued to raised additional equity funds, shares	901,488																				901,488
Shares issued to raised additional equity funds, value																					$ 648,893
Description of late filing of registration statement														the 1st anniversary (30 days following the event date) of the event, which, along with an additional lump sum amount of $2,000,000 agreed to be paid to the investors as additional damages, led to a total amount of $2,250,260 concerning liquidated damages related to the February Private Placement within the year ended December 31, 2022
Liquidated damages payable														$ 250,260
Deemed dividend														$ 8,189,515		$ 6,185,231			$ 0		$ 6,185,231		$ 0	$ 32,004,730
Conversion price description														from $75.00 to $15.54
Conversion price														$ 15.54
Issued shares of common stock upon the cashless exercise																								526,112
Cashless exercise warrants																								776,674
Issued shares of common stock upon the exercise																							2,437,063	3,608,667
Proceeds upon the exercise of warrants																							$ 3,533,741	$ 10,826,000
Convertible stock																								6,000
Conversion of stock in to common stock																							15,000	386,588
Conversion of stock value																							$ 0	$ 5,452,300
Common stock, shares issued																23,346,023					23,346,023		15,982,472	10,605,412
Common stock, shares purchased amount																					$ 0	$ 100,251	$ 100,452	$ 0
Common stock shares issued for services																								300
Common stock shares value																$ 23,346					23,346		15,983	$ 10,606
Stock-based compensation expense																					1,103,200	214,505	577,931	24,401
Gross proceeds from sale of stock	$ 648,893																				$ 649,039	9,950,037	$ 10,000,017	$ 35,275,573
Deemed dividend																			0
Common stock, price per share																$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Compensation expense for services																								$ 3,120
Common stock, shares outstanding																23,259,526					23,259,526		15,895,975	10,589,915
Series A preferred stock																							$ 5,452,300
Description of reverse split				the Company announced a reverse stock split with a ratio of 1-for-25 (one-for-twenty five) effective at the opening of the business day on Friday, December 16, 2022. The CUSIP number of the Company after the split will change to 221413-305. The reverse stock split was authorized at the Company’s Annual General Meeting (“AGM”) on December 2, 2022 and was approved by the Company’s Board of Directors on December 15, 2022
Issued shares of common stock, value																$ 158,061	$ 108,444	$ 108,297		$ 96,888
Common stock, shares issued							2,332,000	1,487,000								17,834,023					17,834,023		15,982,472
Common stock, shares authorized																300,000,000					300,000,000		300,000,000	300,000,000
Derivative liability																							$ 0	$ 54,293					$ 11,629	$ 45,665	$ 460,728
Gain on debt extinguishment																$ 0			706		$ 0	1,911,476	1,910,967	1,004,124
Stockholders' equity																$ 34,976,599	$ 32,119,574	$ 34,546,682	$ 44,195,740	$ 44,007,783	34,976,599	44,195,740	36,043,028	39,284,295			$ 43,669,058
Gross cash proceeds from warrants exercised																					$ 4,240,977	$ 0	$ 3,533,741	$ 10,826,000
Shares held in escrow							2,532,126
Dividend rate																							0.00%	0.00%
Common stock, shares outstanding																21,346,023					21,346,023		15,982,472
George Terzis [Member]
Common stock, shares issued																										51,485
Common stock shares value																										$ 52,000
Common stock, price per share																										$ 1.01
Issuance of Warrants [Member]
Deemed dividend					$ 8,480,379
Conversion price description					from $82.50 to $15.54
Common stock, shares issued to related party													2,486,667
Warrants exercise price					$ 82.50								$ 3.00	$ 82.50
Issued shares of common stock, value													$ 7,500,000
Warrants grant					344,765									1,333
Stock based compensation														$ 24,101
Common stock fair value					$ 26.75								$ 2.20	$ 26.75
Volatility					121.47%								135.05%	107.30%
Dividend rate					0.00%								0.00%	0.00%
Term					5 years 2 months 26 days									5 years 6 months 3 days
Discount rate					2.99%									2.71%
Outstanding warrants					80,000
Warrants exercise price													$ 3.00
Warrants exercise term													7 years
Issued shares of warrants													5,000,000
Discount to common stock associated with warrants													$ 8,437,977
Issued shares of warrants, value													5,000,000
Cloudscreen [Member]
Common stock, shares issued		280,000
Fair value of shares		$ 319,200
Securities Purchase Agreement [Member]
Shares issued to raised additional equity funds, shares								125,294		2,116,936
Common stock, shares issued										1,401,163																			1,574
Pre-funded warrants issued										715,773
Warrants exercise price										$ 0.01
Warrants shares to purchase										1,935,484
Exercise price										$ 2.75
Warrants shares expired										1,935,484
Period of warrants expired										Jan. 01, 2029
Common stock and warrants sale unit price										$ 2.75
Gross proceeds from sale of stock										$ 5,250,000
Financing fees										443,000
Proceeds from other shares										$ 4,807,038
Fair value of shares		$ 319,200						$ 176,665
Provision for issued warrants										782,610
Deemed dividend										$ 15,385
Exercise price before repricing										$ 11.50
Exercise price after repricing										2.75
Common stock fair value										$ 1.89
Volatility										253.10%
Dividend rate										0.00%
Term										4 years 5 months 1 day
Volatility after repricing										234.70%
Discount rate before repricing										4.26%
Discount rate after repricing										4.03%
Term after repricing										5 years 6 months 3 days
Placement Agent [Member]
Fees and other commissions	23,153																				$ 19,467
Net proceeds	$ 625,740																				$ 629,426
October 20, 2022 [Member] | Issuance of Warrants [Member]
Deemed dividend													$ 1,067,876
Common stock fair value													$ 2.20
Dividend rate													0.00%
Description of warrants													The Company valued (a) the fair value of the 424,765 warrants immediately before exchange in the amount of $645,108, (b) the fair value of the warrants immediately after the exchange in the amount of $1,712,984, and (c) recorded the difference as a deemed dividend in the amount of $1,067,876
Cancelled warrants													424,765
Exchange for additional warrants with existing warrant holders													849,530
Warrants exercise price													$ 3.00
Warrants exercise term													7 years
Exercise price, pre-exchange													$ 15.54
Exercise price, pro-exchange													$ 3.00
December 19, 2022 [Member] | Issuance of Warrants [Member]
Common stock, shares issued to related party												2,828,320
Warrants exercise price												$ 7.59
Common stock fair value												$ 11.50
Volatility												157.53%
Dividend rate												0.00%
Term												5 years
Risk free interest rate												3.70%
Cancelled warrants												260,870
Warrants exercise price												$ 11.50
Aggregate purchase price												$ 32,525,680
Issued shares of warrants												2,828,320
Discount to common stock associated with warrants												$ 17,778,260
General And Administrative Expense [Member]
Common stock shares issued for services																								300
Issued shares of consultant for services, value																								$ 3,120
General And Administrative Expense [Member] | November 21, 2022 [Member]
Common stock, shares issued to related party																							40,000
Issued shares of common stock, value																							$ 173,121
Warrant Exchange [Member]
Deemed dividend																							$ 7,642
Common stock, shares issued							2,332,000	1,487,000								2,332,000					2,332,000
Pre-funded warrants issued							4,874,126	2,437,063								2,332,000					2,332,000
Warrants exercise price								$ 1.45
Warrants newly granted								4,874,126															7,218,485
Gross cash proceeds from warrants exercised							$ 4,240,977	$ 3,533,741
Shares held in escrow							2,532,126	950,063
Term							5 years	5 years
Escrow fees																$ 372,109					$ 372,109
Issuance of Common Stock [Member]
Common stock shares issued for services									970,000													15,258	15,258
Common stock shares value									$ 77,448														$ 96,888				$ 138,667	$ 316,081
Common stock shares issued for acquisition																											46,377	99,710
Minimum [Member]
Volatility																								87.90%
Term																								1 year 3 months
Risk free interest rate																								1.46%
Minimum [Member] | Issuance of Warrants [Member]
Volatility													129.02%
Term													2 years
Risk free interest rate													4.36%
Minimum [Member] | October 20, 2022 [Member] | Issuance of Warrants [Member]
Warrants exercise price													$ 3.00
Volatility													131.90%
Term													4 years 10 months 13 days
Risk free interest rate													4.36%
Minimum [Member] | Warrant Exchange [Member]
Warrants exercise price							$ 0.8701	$ 2.75															$ 2.75
Maximum [Member]
Volatility																								157.20%
Term																								9 months
Risk free interest rate																								3.75%
Maximum [Member] | Issuance of Warrants [Member]
Volatility													135.05%
Term													7 years
Risk free interest rate													4.62%
Maximum [Member] | Warrant Exchange [Member]
Warrants exercise price							$ 1.45	$ 1.45															$ 1.45
Warrant Inducement Letter [Member]
Common stock, shares issued								1,487,000
Pre-funded warrants issued							9,748,252	2,437,063
Gross cash proceeds from warrants exercised							$ 4,240,977	$ 3,533,741
Shares held in escrow								950,063
Term								5 years
Debt Conversions [Member]
Convertible stock						26,515
Conversion of stock in to common stock						1,574
Conversion of stock value						$ 38,144
Common stock, shares issued																													1,574
Conversion of Debt																								$ 1,190,000					$ 0
Extinguishment of debt																								$ 216,580
Fair value, per share																								$ 102.25
Derivative liability																													$ 11,629
Shares issued																								9,520
Capital contribution																								$ 973,420
Gain on debt extinguishment																								216,580
Increase in equity related to the conversion																								$ 1,190,000
Top [Member] | October 20, 2022 [Member] | Issuance of Warrants [Member]
Warrants exercise price													$ 15.54
Volatility													132.30%
Term													7 years
Risk free interest rate													4.45%
Series A Preferred Stock [Member]
Preferred stock, shares outstanding																							0	0
Preferred stock, shares issued																							0	0
Preferred stock, shares authorized																							6,000,000	6,000,000
Deemed dividend																					$ 372,414		$ 372,414	$ 372,414
Description of convertible into Common Stock																					The Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share		Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share
Dividend rate, per year																								8.00%
Stockholders' equity																							$ 0
Preferred stock, Liquidation Preference																6,000,000					6,000,000		6,000,000	6,000,000
Warrants exercise price													$ 3.00
Preferred Stock, designated shares													2,500,000
Series A Preferred Stock [Member] | Private Placement [Member]
Warrants exercise price															$ 82.50
Volatility															118.00%
Dividend rate															0.00%
Term															5 years 6 months
Discount rate before repricing															1.71%
Sales of shares															6,000
Warrants															80,000
Aggregate gross proceeds warrants															$ 6,000,000
Shares price, per share															$ 1,000
Fair value of common stock															$ 85.50
Warrants, Description															The Warrants were initially exercisable to purchase shares of common stock at $82.50 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants
Additional value of Warrants															2,000,000
Issuance of common stock [Member] | Equity Incentive Plan [Member]
Common stock shares value			$ 653,050
Common stock, shares issued to related party			185,000
Description of shares vested			1) 50% vesting on October 2, 2023, and 2) 50% vesting on October 2, 2024
Stock-based compensation expense																							$ 323,957
Unamortized stock-based compensation																							$ 329,093
Treasury Stocks One
Common stock, shares issued																86,497					86,497		86,497	15,497
Common stock, shares purchased																					0		71,000
Common stock, shares purchased amount																					$ 0		$ 100,452
Common stock, authorization to purchase											$ 3,000,000
Common stock shares value																$ 917,159					$ 917,159		$ 917,159	$ 816,707
Series B Preferred Stock
Warrants exercise price													$ 3.00
Preferred Stock, designated shares													2,500,000